Note 9 - Term Loans and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 598
2025	3,835
2026	674
2027	715
2028	759
Thereafter	26,876
Total	$ 33,457